Property and Equipment and Right-of-Use Assets (Details) - Schedule of Property and Equipment and Right-of-Use Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated depreciation
Net book value	$ 7,693,869	$ 1,236,629
Buildings [Member]
Accumulated depreciation
Net book value	618,428	640,496
Transportation equipment [Member]
Accumulated depreciation
Net book value	88,252	79,540
Office and computer equipment [Member]
Accumulated depreciation
Net book value	965,536	164,286
Laboratory and testing equipment [Member]
Accumulated depreciation
Net book value	4,328,141
Total Property and Equipment [Member]
Accumulated depreciation
Net book value	6,000,357	884,322
Right-of-use assets [Member]
Accumulated depreciation
Net book value	1,693,512	352,307
Cost [Member]
Cost
Cost beginning balance	1,509,188	1,026,372
Cost, Additions from acquisitions	5,389,745	754,607
Accumulated depreciation, Foreign exchange impact	18,082
Accumulated depreciation, Additions from acquisitions	1,928,222
Cost, Disposals for the period		(271,791)
Cost ending balance	8,845,238	1,509,188
Cost [Member] | Buildings [Member]
Cost
Cost beginning balance	677,277	932,623
Cost, Additions from acquisitions
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation, Additions from acquisitions
Cost, Disposals for the period		(255,346)
Cost ending balance	677,277	677,277
Cost [Member] | Transportation equipment [Member]
Cost
Cost beginning balance	123,952	41,457
Cost, Additions from acquisitions		82,495
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation, Additions from acquisitions	75,551
Cost, Disposals for the period
Cost ending balance	199,503	123,952
Cost [Member] | Office and computer equipment [Member]
Cost
Cost beginning balance	238,216	52,292
Cost, Additions from acquisitions	220,698	202,369
Accumulated depreciation, Foreign exchange impact	1,419
Accumulated depreciation, Additions from acquisitions	621,732
Cost, Disposals for the period		(16,445)
Cost ending balance	1,082,064	238,216
Cost [Member] | Laboratory and testing equipment [Member]
Cost
Cost beginning balance
Cost, Additions from acquisitions	4,704,783
Accumulated depreciation, Foreign exchange impact	16,664
Accumulated depreciation, Additions from acquisitions	148
Cost, Disposals for the period
Cost ending balance	4,721,595
Cost [Member] | Total Property and Equipment [Member]
Cost
Cost beginning balance	1,039,445	1,026,372
Cost, Additions from acquisitions	4,925,481	284,864
Accumulated depreciation, Foreign exchange impact	18,082
Accumulated depreciation, Additions from acquisitions	697,431
Cost, Disposals for the period		(271,791)
Cost ending balance	6,680,439	1,039,445
Cost [Member] | Right-of-use assets [Member]
Cost
Cost beginning balance	469,743
Cost, Additions from acquisitions	464,264	469,743
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation, Additions from acquisitions	1,230,792
Cost, Disposals for the period
Cost ending balance	2,164,799	469,743
Accumulated depreciation [Member]
Cost
Accumulated depreciation, Foreign exchange impact	(300)
Accumulated depreciation
Accumulated depreciation beginning balance	(272,559)	(25,527)
Accumulated depreciation, Charge	(878,510)	(247,032)
Accumulated depreciation ending balance	(1,151,369)	(272,559)
Accumulated depreciation [Member] | Buildings [Member]
Cost
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation
Accumulated depreciation beginning balance	(36,781)	(14,713)
Accumulated depreciation, Charge	(22,068)	(22,068)
Accumulated depreciation ending balance	(58,849)	(36,781)
Accumulated depreciation [Member] | Transportation equipment [Member]
Cost
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation
Accumulated depreciation beginning balance	(44,412)	(7,773)
Accumulated depreciation, Charge	(66,839)	(36,639)
Accumulated depreciation ending balance	(111,251)	(44,412)
Accumulated depreciation [Member] | Office and computer equipment [Member]
Cost
Accumulated depreciation, Foreign exchange impact	(300)
Accumulated depreciation
Accumulated depreciation beginning balance	(73,930)	(3,041)
Accumulated depreciation, Charge	(42,298)	(70,889)
Accumulated depreciation ending balance	(116,528)	(73,930)
Accumulated depreciation [Member] | Laboratory and testing equipment [Member]
Cost
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation
Accumulated depreciation beginning balance
Accumulated depreciation, Charge	(393,454)
Accumulated depreciation ending balance	(393,454)
Accumulated depreciation [Member] | Total Property and Equipment [Member]
Cost
Accumulated depreciation, Foreign exchange impact	(300)
Accumulated depreciation
Accumulated depreciation beginning balance	(155,123)	(25,527)
Accumulated depreciation, Charge	(524,659)	(129,596)
Accumulated depreciation ending balance	(680,082)	(155,123)
Accumulated depreciation [Member] | Right-of-use assets [Member]
Cost
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation
Accumulated depreciation beginning balance	(117,436)
Accumulated depreciation, Charge	(353,851)	(117,436)
Accumulated depreciation ending balance	$ (471,287)	$ (117,436)